Acquisitions and Business Combinations - Narrative (Details) R in Millions, $ in Millions		12 Months Ended
	Oct. 01, 2020 ZAR (R)	Jun. 30, 2023 ZAR (R) R / $	Jun. 30, 2022 ZAR (R) R / $ $ / lb	Jun. 30, 2021 ZAR (R) $ / lb	Dec. 16, 2022 ZAR (R) $ / lb ZAR_per_AUD	Dec. 16, 2022 USD ($) $ / lb ZAR_per_AUD	Oct. 06, 2022 USD ($)	Sep. 30, 2020 ZAR (R)	Sep. 30, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisition related costs		R 214	R 0	R 124
Gain on bargain purchase		0	0	303
Corporate business development		R 20	R 39	R 221
Exchange rate (R/USD) | R / $		17.76	15.21
Closing Price Of Copper Assumption | $ / lb			3.30	3.00
Australian entities and PNG operation
Disclosure of detailed information about business combination [line items]
Applicable taxation rate		30.00%	30.00%	30.00%
Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Cash consideration paid								R 3,400	$ 200
Contingent consideration recognised as of acquisition date	R 544
Discount rate applied to cash flow projections	10.60%	9.60%	10.20%	10.30%
Acquisition related costs				R 124
Gain on bargain purchase	R 303
Corporate business development				R 205
Eva Copper operations and related assets
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Cash consideration paid					R 2,996	$ 170
Contingent consideration recognised as of acquisition date		R 185			R 169
Discount rate applied to cash flow projections					12.90%	12.90%
Acquisition related costs		R 214
Exchange rate (R/USD) | ZAR_per_AUD					1.4	1.4
Closing Price Of Copper Assumption | $ / lb					3.5	3.5
Deferred tax asset not recognised as of Acquisition Date					R 224
Eva Copper operations and related assets | Nominal discount rate
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections					12.90%	12.90%
Eva Copper operations and related assets | Cap
Disclosure of detailed information about business combination [line items]
Contingent Consideration Payable via 10% of net incremental revenue above US$3.80/Ib Cu | $							$ 30
Contingent Consideration Payable on New Copper Using US$0.03/Ib Cu | $							$ 30
Discount rate applied to cash flow projections					10.70%	10.70%
Eva Copper operations and related assets | Floor
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections					10.70%	10.70%